COLUMBIA ACORN TRUST Columbia Acorn Select℠ (the "Fund") Supplement dated August 28, 2012 to the Prospectuses dated May 1, 2012
(Columbia Acorn Select℠)
Effective immediately, the Fund's prospectuses dated May 1, 2012 are supplemented by adding the following after the third full paragraph that appears under the heading "Principal Investment Strategies:"

The Fund takes advantage of the Investment Manager's research and stock-picking capabilities to invest in a limited number of companies (generally between 30-60), offering the potential to provide above-average growth over time.